Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 517,763	¥ 507,902
Less - Interest expense	(55,195)	(51,781)
Present value of lease payment, total	462,568	456,120
Current liabilities	73,456	66,870
Non-current liabilities	389,112	389,250
Present value of lease payment, total	462,568	456,120
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	83,145	74,780
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	190,511	179,026
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 244,107	¥ 254,096